Share-based compensation - Options on EUR-denominated listed share (Detail) - Euro Member Countries, Euro	12 Months Ended
	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	934,707
Option plans [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	934,707	1,648,720
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 19.14	€ 18.90
Number of share options exercised in share-based payment arrangement	659,128
Weighted average exercise price of share options exercised in share-based payment arrangement	€ 18.86
Number of share options expired in share-based payment arrangement	54,885
Weighted average exercise price of share options expired in share-based payment arrangement	€ 15.42
Number of share options exercisable in share-based payment arrangement	934,707
Weighted average exercise price of share options exercisable in share-based payment arrangement	€ 19.14